                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-7460

Exact name of registrant as specified in charter:
Delaware Investments Dividend & Income Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2004

Item 1.  Reports to Stockholders



CLOSED END                                Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)




Semiannual Report MAY 31, 2004
--------------------------------------------------------------------------------

                                   DELAWARE INVESTMENTS
                                   DIVIDEND AND INCOME FUND, INC.







[LOGO] POWERED BY RESEARCH.(SM)

TABLE
   OF CONTENTS

-------------------------------------------------------------------
FINANCIAL STATEMENTS:

    Statement of Net Assets                                      1

    Statement of Operations                                      6

    Statements of Changes in Net Assets                          7

    Statement of Cash Flows                                      8

    Financial Highlights                                         9

    Notes to Financial Statements                               10

--------------------------------------------------------------------




Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS              May 31, 2004 (Unaudited)


                                                         Number of      Market
                                                          Shares         Value

COMMON STOCK - 77.30%

Automobiles & Automotive Parts - 2.57%
   General Motors                                          39,900   $ 1,811,061
   Goodrich (B.F.)                                         76,400     2,141,492
                                                                    -----------
                                                                      3,952,553
                                                                    -----------
Banking, Finance & Insurance - 15.27%
  *American Home Mortgage Investment                      102,000     2,601,000
   Bank of America                                         34,100     2,834,733
+++Fieldstone Investments 144A                            100,000     1,725,000
  *Friedman Billings Ramsey Group Class A                  98,995     1,930,403
   J.P. Morgan Chase                                       44,700     1,646,748
   MBNA                                                   108,100     2,745,740
   Mellon Financial                                        85,100     2,505,344
   Morgan Stanley                                          57,300     3,066,122
 ++Sunset Financial Resources                              97,900     1,021,097
   Wells Fargo                                             41,900     2,463,720
   XL Capital Limited Class A                              13,000       970,450
                                                                    -----------
                                                                     23,510,357
                                                                    -----------
Cable, Media & Publishing - 0.12%
 ++XM Satellite Radio Class A                               7,503       188,926
                                                                    -----------
                                                                        188,926
                                                                    -----------
Chemicals - 2.59%
   Dow Chemical                                           100,000     3,990,000
                                                                    -----------
                                                                      3,990,000
                                                                    -----------
Computers & Technology - 2.44%
 ++Intuit                                                  50,700     1,986,426
   Pitney Bowes                                            40,000     1,773,200
                                                                    -----------
                                                                      3,759,626
                                                                    -----------
Consumer Products - 1.19%
   Procter & Gamble                                        17,000     1,832,940
                                                                    -----------
                                                                      1,832,940
                                                                    -----------
Electronics & Electrical Equipment - 2.29%
   Emerson Electric                                        25,000     1,492,500
   General Electric                                        65,100     2,025,912
                                                                    -----------
                                                                      3,518,412
                                                                    -----------
Energy - 4.27%
   ChevronTexaco                                           28,000     2,531,200
   Exxon Mobil                                             40,000     1,730,000
   Kerr-McGee                                              45,300     2,231,025
 ++Petroleum Geo-Services ADR                               1,989        73,202
                                                                    -----------
                                                                      6,565,427
                                                                    -----------
Food, Beverage & Tobacco - 6.87%
   Anheuser-Busch                                          49,900     2,658,173
   General Mills                                           58,900     2,712,345
   Kellogg                                                 61,500     2,607,600
   PepsiCo                                                 48,600     2,593,782
                                                                    -----------
                                                                     10,571,900
                                                                    -----------
Healthcare & Pharmaceuticals - 5.73%
   Abbott Laboratories                                     35,000     1,442,350
 ++Hospira                                                  3,500        89,740
   Merck & Co.                                             30,800     1,456,840
   Pfizer                                                  59,400     2,099,196
 ++Tenet Healthcare                                       177,400     2,114,608
   Wyeth                                                   45,100     1,623,600
                                                                    -----------
                                                                      8,826,334
                                                                    -----------

                                                         Number of     Market
                                                          Shares        Value

COMMON STOCK (continued)

Investment Companies  - 1.57%
  *Gladstone Capital                                     120,300   $ 2,418,030
                                                                   -----------
                                                                     2,418,030
                                                                   -----------
Paper & Forest Products - 1.88%
   International Paper                                    40,000     1,677,200
   Weyerhaeuser                                           20,000     1,209,600
                                                                   -----------
                                                                     2,886,800
                                                                   -----------
Real Estate - 23.76%
   AMB Property                                           65,600     2,168,080
   Apartment Investment & Management                      55,200     1,594,176
   BRE Properties Class A                                 40,900     1,415,140
   Camden Property Trust                                  16,300       761,373
   Duke Realty                                            87,000     2,815,320
   Equity Office Properties Trust                         95,800     2,581,810
   General Growth Properties                             113,538     3,335,746
   Liberty Property Trust                                 62,470     2,491,928
+++Medical Properties Trust 144A                          35,000       350,000
   Pan Pacific Retail Properties                          61,400     2,824,400
   Prentiss Properties Trust                              76,272     2,516,976
   Ramco-Gershenson Properties                           118,500     2,867,700
   Reckson Associates Realty                              86,520     2,251,250
   Simon Property Group                                   92,500     4,770,225
   Starwood Hotels & Resorts Worldwide                    76,200     3,214,116
   Sun Communities                                        16,600       613,868
                                                                   -----------
                                                                    36,572,108
                                                                   -----------
Retail - 0.21%
   *++Kmart Holdings                                       6,068       318,267
                                                                   -----------
                                                                       318,267
                                                                   -----------
Technology/Semiconductors - 1.38%
   Intel                                                  74,200     2,118,410
                                                                   -----------
                                                                     2,118,410
                                                                   -----------
Telecommunications - 2.09%
   Alltel                                                 63,500     3,215,005
                                                                   -----------
                                                                     3,215,005
                                                                   -----------
Utilities - 3.07%
   Dominion Resources                                     36,600     2,304,702
   FPL Group                                              38,000     2,422,500
                                                                   -----------
                                                                     4,727,202
                                                                   -----------

TOTAL COMMON STOCK (cost $101,151,024)                             118,972,297
                                                                   -----------

CONVERTIBLE PREFERRED STOCK - 6.84%

Aerospace & Defense - 0.71%
   Northrop Grumman 7.25%                                 10,500     1,093,050
                                                                   -----------
                                                                     1,093,050
                                                                   -----------
Banking, Finance & Insurance - 2.06%
   Chubb 7.00%                                            15,000       416,850
  *National Australia Bank Units 7.875%                   40,000     1,440,000
   Travelers Property Casualty 4.50%                      32,200       768,292
   XL Capital 6.50%                                       22,000       550,880
                                                                   -----------
                                                                     3,176,022
                                                                   -----------
Consumer Products - 1.50%
   Newell Financial Trust I 5.25%                         52,600     2,307,825
                                                                   -----------
                                                                     2,307,825
                                                                   -----------

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  OF NET ASSETS (CONTINUED)


                                                         Number of      Market
                                                          Shares         Value

CONVERTIBLE PREFERRED STOCK (continued)

Environmental Services - 0.76%
   Allied Waste Industries 6.25%                           16,200   $ 1,169,478
                                                                    -----------
                                                                      1,169,478
                                                                    -----------
Real Estate - 0.84%
   Crescent Real Estate 6.75%                              62,600     1,292,690
                                                                    -----------
                                                                      1,292,690
                                                                    -----------
Telecommunications - 0.97%
   Lucent Technologies Capital Trust I 7.75%                1,300     1,490,697
                                                                    -----------
                                                                      1,490,697
                                                                    -----------
TOTAL CONVERTIBLE PREFERRED STOCK
   (cost $10,900,050)                                                10,529,762
                                                                    -----------
PREFERRED STOCK - 6.73%

Leisure, Lodging & Entertainment - 0.95%
   WestCoast Hospitality Capital Trust 9.50%               58,000     1,466,240
                                                                    -----------
                                                                      1,466,240
                                                                    -----------
Real Estate - 4.55%
   Equity Inns Series B 8.75%                              37,000       925,000
   LaSalle Hotel Properties 10.25%                        113,200     3,032,628
   Ramco-Gershenson Properties 9.50%                       40,000     1,061,000
   SL Green Realty 7.625%                                  80,000     1,970,000
                                                                    -----------
                                                                      6,988,628
                                                                    -----------
Utilities - 1.23%
   Public Service Enterprise Group 10.25%                  27,200     1,570,800
   TNP Enterprises PIK 14.50%                               2,841       328,802
                                                                    -----------
                                                                      1,899,602
                                                                    -----------

TOTAL PREFERRED STOCK (cost $9,927,972)                              10,354,470
                                                                    -----------
                                                        Principal
                                                          Amount

CONVERTIBLE BONDS - 6.36%

Automobiles & Automotive Parts - 0.26%
  +Tower Automotive 144A 5.00% 8/1/04                  $  400,000       402,000
                                                                    -----------
                                                                        402,000
                                                                    -----------
Computers & Technology - 0.35%
  +Mercury Interactive 144A 4.75% 7/1/07                  550,000       544,500
                                                                    -----------
                                                                        544,500
                                                                    -----------
Leisure, Lodging & Entertainment - 0.41%
  *+Regal Entertainment Group 144A
     3.75% 5/15/08                                        550,000       633,875
                                                                    -----------
                                                                        633,875
                                                                    -----------
Miscellaneous - 0.23%
  +Tyco International Group 144A
     2.75% 1/15/18                                        250,000       356,250
                                                                    -----------
                                                                        356,250
                                                                    -----------
Real Estate - 1.10%
   Malan Realty Investors 9.50% 7/15/04                   379,000       379,000
   Meristar Hospitality 9.50% 4/1/10                    1,100,000     1,318,625
                                                                    -----------
                                                                      1,697,625
                                                                    -----------
Retail - 2.13%
  +Gap 144A 5.75% 3/15/09                               1,825,000     2,842,438
  +Saks 144A 2.00% 3/15/24                                425,000       429,781
                                                                    -----------
                                                                      3,272,219
                                                                    -----------

                                                       Principal      Market
                                                        Amount         Value

CONVERTIBLE BONDS (continued)

Telecommunications - 1.18%
  +Nextel Partners 144A 1.50% 11/15/08                $  800,000     $1,809,000
                                                                     ----------
                                                                      1,809,000
                                                                     ----------
Transportation & Shipping - 0.13%
  +ExpressJet Holdings 144A 4.25% 8/1/23                 200,000        193,000
                                                                     ----------
                                                                        193,000
                                                                     ----------
Utilities - 0.57%
  +Centerpoint Energy 144A 3.75% 5/15/23                 800,000        884,000
                                                                     ----------
                                                                        884,000
                                                                     ----------

TOTAL CONVERTIBLE BONDS (cost $7,239,590)                             9,792,469
                                                                     ----------

BONDS - 32.84%

Aerospace & Defense - 0.24%
   Armor Holdings 8.25% 8/15/13                          350,000        375,375
                                                                     ----------
                                                                        375,375
                                                                     ----------
Automobiles & Automotive Parts - 0.50%
*#+Advanced Accessory Holdings 144A
     13.25% 12/15/11                                     600,000        321,000
   Advanced Accessory Systems
     10.75% 6/15/11                                      200,000        202,000
  *Collins & Aikman Products
     11.50% 4/15/06                                      250,000        243,750
                                                                     ----------
                                                                        766,750
                                                                     ----------
Banking, Finance & Insurance - 1.17%
   BF Saul 7.50% 3/1/14                                  125,000        123,438
   Bluewater Finance 10.25% 2/15/12                      325,000        334,750
  +Farmers Exchange Capital 144A
     7.20% 7/15/48                                       350,000        326,200
  +LaBranche 144A 11.00% 5/15/12                         375,000        384,375
   Stena 9.625% 12/1/12                                  425,000        478,125
 *+UGS 144A 10.00% 6/1/12                                150,000        158,250
                                                                     ----------
                                                                      1,805,138
                                                                     ----------
Buildings & Materials - 0.99%
  +Aearo 144A 8.25% 4/15/12                              200,000        203,000
   Interface 10.375% 2/1/10                              350,000        390,250
   Interline Brands 11.50% 5/15/11                       350,000        374,500
  +Lone Star Industries 144A 8.85% 6/15/05               300,000        313,530
   Standard Pacific 7.75% 3/15/13                        250,000        250,000
                                                                     ----------
                                                                      1,531,280
                                                                     ----------
Business Services - 0.20%
   Brickman Group 11.75% 12/15/09                        275,000        314,875
                                                                     ----------
                                                                        314,875
                                                                     ----------
Cable, Media & Publishing - 4.09%
  +Atlantic Broadband Finance 144A
     9.375% 1/15/14                                      600,000        564,000
  *Charter Communications Holdings
     10.75% 10/1/09                                    1,175,000      1,028,125
  *CSC Holdings 10.50% 5/15/16                           650,000        736,125
  *Dex Media East 12.125% 11/15/12                       325,000        378,625
  +Echostar DBS 144A 5.75% 10/1/08                       550,000        540,375
  +Hollinger 144A 11.875% 3/1/11                         200,000        228,250
  *Lodgenet Entertainment 9.50% 6/15/13                  425,000        465,375
   PanAmSat 8.50% 2/1/12                                 375,000        421,875
   PEI Holdings 11.00% 3/15/10                           400,000        462,000
   Rogers Cablesystems 10.00% 3/15/05                    500,000        527,500

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
 OF NET ASSETS (CONTINUED)


                                                        Principal      Market
                                                          Amount       Value

BONDS (continued)

Cable, Media & Publishing (continued)
  +Sheridan Acquisition 144A 10.25% 8/15/11             $325,000     $  342,875
   XM Satellite Radio 12.00% 6/15/10                     525,000        590,625
                                                                     ----------
                                                                      6,285,750
                                                                     ----------
Chemicals - 1.39%
  *Huntsman International
     9.875% 3/1/09                                       250,000        271,250
     10.125% 7/1/09                                      425,000        437,750
 *+Nalco 144A 8.875% 11/15/13                            275,000        288,750
  *Resolution Performance Products
     8.00% 12/15/09                                      300,000        309,750
 *+Rhodia 144A 8.875% 6/1/11                             525,000        404,250
  *[Check Mark]Solutia 6.72% 10/15/37                    875,000        424,375
                                                                     ----------
                                                                      2,136,125
                                                                     ----------
Computers & Technology - 1.04%
   Activant Solutions 10.50% 6/15/11                     225,000        237,375
  *Amkor Technology 9.25% 2/15/08                        400,000        423,000
  *ChipPac International 12.75% 8/1/09                   275,000        301,125
  *Northern Telecom Capital
     7.875% 6/15/26                                      400,000        348,000
 *+Stratus Technologies 144A
     10.375% 12/1/08                                     300,000        295,500
                                                                     ----------
                                                                      1,605,000
                                                                     ----------
Consumer Products - 0.79%
  *Hines Nurseries 10.25% 10/1/11                        200,000        214,000
  *Remington Arms 10.50% 2/1/11                          350,000        339,500
  +Samsonite 144A 8.875% 6/1/11                          300,000        304,500
 #+Town Sports International 144A
     11.00% 2/1/14                                       725,000        358,875
                                                                     ----------
                                                                      1,216,875
                                                                     ----------
Consumer Services - 0.38%
   Alderwoods Group 12.25% 1/2/09                        475,000        527,250
   Corrections Corporation of America
     9.875% 5/1/09                                        50,000         55,500
                                                                     ----------
                                                                        582,750
                                                                     ----------
Energy - 1.01%
   El Paso Production Holding 7.75% 6/1/13               550,000        522,500
 *+Hilcorp Energy/Finance 144A
     10.50% 9/1/10                                       400,000        439,000
   Petroleum Geo-Services
     8.00% 11/5/06                                       200,159        204,162
     10.00% 11/5/10                                      374,909        386,156
                                                                     ----------
                                                                      1,551,818
                                                                     ----------
Environmental Services - 0.67%
  +Geo 144A 11.00% 5/15/12                               400,000        407,000
   IESI 10.25% 6/15/12                                   575,000        623,875
                                                                     ----------
                                                                      1,030,875
                                                                     ----------
Food, Beverage & Tobacco - 2.15%
   B&G Foods 9.625% 8/1/07                               925,000        945,812
   Chiquita Brands International
     10.56% 3/15/09                                      450,000        491,063
  +Commonwealth Brands 144A
     10.625% 9/1/08                                      425,000        439,875
  +Gold Kist 144A 10.25% 3/15/14                         175,000        183,750
  +Le-Natures 144A 9.50% 6/15/13                         400,000        410,000
   National Beef Packing 10.50% 8/1/11                   175,000        188,125

                                                        Principal      Market
                                                          Amount       Value

BONDS (continued)

Food, Beverage & Tobacco (continued)
   PPC Escrow 9.25% 11/15/13                           $  275,000    $  287,375
  +Standard Commercial 144A
     8.00% 4/15/12                                        350,000       358,750
  [Check Mark]Venture Holdings Trust 12.00% 6/1/09        425,000         2,656
                                                                     ----------
                                                                      3,307,406
                                                                     ----------
Healthcare & Pharmaceuticals - 0.50%
 *+Ameripath 144A 10.50% 4/1/13                           400,000       404,000
  +Curative Health Services 144A
     10.75% 5/1/11                                        250,000       245,000
 *+VWR International 144A 8.00% 4/15/14                   125,000       125,938
                                                                     ----------
                                                                        774,938
                                                                     ----------
Industrial Machinery - 0.36%
  *Foster Wheeler 6.75% 11/15/05                          275,000       250,250
  +MAAX 144A 9.75% 6/15/12                                300,000       309,000
                                                                     ----------
                                                                        559,250
                                                                     ----------
Leisure, Lodging & Entertainment - 3.23%
   Ameristar Casinos 10.75% 2/15/09                       375,000       429,375
  +Aztar 144A 7.875% 6/15/14                              700,000       705,249
   Felcor Lodging 10.00% 9/15/08                          286,000       306,735
   Hard Rock Hotel 8.875% 6/1/13                          275,000       279,125
   Herbst Gaming 10.75% 9/1/08                            325,000       375,375
  +Herbst Gaming 144A 8.125% 6/1/12                       625,000       629,688
   Mandalay Resort Group 10.25% 8/1/07                     75,000        84,375
   Penn National Gaming 8.875% 3/15/10                    400,000       430,000
  *Royal Caribbean Cruises 7.25% 3/15/18                  450,000       432,000
   Station Casinos 6.50% 2/1/14                           175,000       164,063
  +Warner Music Group 144A 7.375% 4/15/14                 675,000       661,500
   Wheeling Island Gaming
     10.125% 12/15/09                                     450,000       475,875
                                                                     ----------
                                                                      4,973,360
                                                                     ----------
Metals & Mining - 0.68%
   AK Steel 7.75% 6/15/12                                 350,000       308,000
  +Autocam 144A 10.875% 6/15/14                           250,000       246,875
  +Ispat Inland 144A 9.75% 4/1/14                         475,000       488,063
                                                                     ----------
                                                                      1,042,938
                                                                     ----------
Packaging & Containers - 1.32%
  *AEP Industries 9.875% 11/15/07                         275,000       281,875
  *Consolidated Container 10.125% 7/15/09                 375,000       331,875
 #+Consolidated Container 144A
     10.75% 6/15/09                                       375,000       281,250
  *Pliant 11.125% 9/1/09                                  275,000       292,875
 *+Portola Packaging 144A 8.25% 2/1/12                    375,000       315,000
  *Radnor Holdings 11.00% 3/15/10                         300,000       259,500
  ^+Radnor Holdings 144A 7.92% 4/15/09                    275,000       276,375
                                                                     ----------
                                                                      2,038,750
                                                                     ----------
Paper & Forest Products - 2.65%
   Abitibi-Consolidated 6.95% 12/15/06                    275,000       282,962
  +Ainsworth Lumber 144A 6.75% 3/15/14                    300,000       278,250
   Bowater 9.00% 8/1/09                                   500,000       543,971
  *Buckeye Technologies 8.00% 10/15/10                    450,000       420,750
   Fort James 7.75% 11/15/23                            1,125,000     1,158,750
 *+Newark Group 144A 9.75% 3/15/14                        450,000       427,500
  +Port Townsend Paper 144A
     11.00% 4/15/11                                       400,000       396,000
   Potlatch 12.50% 12/1/09                                475,000       571,037
                                                                     ----------
                                                                      4,079,220
                                                                     ----------

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
 OF NET ASSETS (CONTINUED)


                                                        Principal      Market
                                                          Amount       Value

BONDS (continued)

Real Estate - 0.45%
   Tanger Properties
     7.875% 10/24/04                                     $300,000  $  304,500
     9.125% 2/15/08                                       350,000     385,875
                                                                   ----------
                                                                      690,375
                                                                   ----------
Restaurants - 0.69%
  [Check Mark]Avado Brands 9.75% 6/1/06                   230,000      92,000
   Denny's 12.75% 9/30/07                                 300,000     316,500
  +O'Charleys 144A 9.00% 11/1/13                          375,000     386,250
  +VICORP Restaurants 144A 10.50% 4/15/11                 275,000     273,625
                                                                   ----------
                                                                    1,068,375
                                                                   ----------
Retail - 0.82%
  *J Crew Operating 10.375% 10/15/07                      485,000     487,425
  *Office Depot 10.00% 7/15/08                            480,000     556,800
   Petco Animal Supplies 10.75% 11/1/11                   195,000     221,325
                                                                   ----------
                                                                    1,265,550
                                                                   ----------
Telecommunications - 1.69%
   Alaska Communications Systems
     9.875% 8/15/11                                       400,000     410,000
  *Centennial Cellular Operating
     10.125% 6/15/13                                      475,000     486,875
  *Cincinnati Bell 8.375% 1/15/14                         275,000     247,500
   Citizens Communications 8.50% 5/15/06                   75,000      80,097
  +Inmarsat Finance 144A 7.625% 6/30/12                   175,000     173,688
  +iPCS Escrow 144A 11.50% 5/1/12                         200,000     203,000
   MetroPCS 10.75% 10/1/11                                400,000     428,000
 *+Qwest Services 144A 13.50% 12/15/10                    500,000     578,749
                                                                   ----------
                                                                    2,607,909
                                                                   ----------
Textiles, Apparel & Furniture - 0.35%
   Warnaco 8.875% 6/15/13                                 500,000     531,250
                                                                   ----------
                                                                      531,250
                                                                   ----------
Transportation & Shipping - 1.28%
   Hornbeck Offshore Services
     10.625% 8/1/08                                       250,000     273,750
  *Kansas City Southern Railway
     9.50% 10/1/08                                        250,000     273,750
   Ocean Rig Norway 10.25% 6/1/08                         325,000     323,375
   OMI 7.625% 12/1/13                                     400,000     390,000
   Overseas Shipholding Group
     8.25% 3/15/13                                        175,000     188,344
   Seabulk International 9.50% 8/15/13                    500,000     515,625
                                                                   ----------
                                                                    1,964,844
                                                                   ----------
Utilities - 4.20%
   Avista 9.75% 6/1/08                                    500,000     595,299
   Calpine
     8.25% 8/15/05                                        125,000     108,750
    *10.50% 5/15/06                                       550,000     426,250
 *+Calpine 144A 8.75% 7/15/13                             530,000     443,875
   Cogentrix Energy 8.75% 10/15/08                        425,000     443,063
 *+Dynegy Holdings 144A 10.125% 7/15/13                   900,000     958,499
  *Edison Mission Energy 9.875% 4/15/11                   200,000     202,000
   El Paso Natural Gas 7.625% 8/1/10                      200,000     203,000
   Elwood Energy 8.159% 7/5/26                            160,202     161,804
   Midland Funding II 11.75% 7/23/05                      160,377     165,991
   Midwest Generation 8.30% 7/2/09                        500,000     500,000
 *+Midwest Generation 144A 8.75% 5/1/34                   425,000     420,750

                                                        Principal      Market
                                                          Amount       Value

BONDS (continued)

Utilities (continued)
  [Check Mark]Mirant Americas Generation
     7.625% 5/1/06                                       $400,000  $   286,000
  +NRG Energy 144A 8.00% 12/15/13                          75,000       75,188
   Orion Power Holdings 12.00% 5/1/10                     250,000      308,750
   PSEG Energy Holdings 7.75% 4/16/07                     250,000      261,250
   Reliant Energy 9.50% 7/15/13                           250,000      266,250
  *Sonat 6.875% 6/1/05                                    175,000      175,000
   Tennessee Gas Pipeline 8.375% 6/15/32                  350,000      339,500
  [Check Mark]+USGen New England 144A 7.459% 1/2/15       250,000      106,250
                                                                   -----------
                                                                     6,447,469
                                                                   -----------

TOTAL BONDS (cost $50,876,190)                                      50,554,245
                                                                   -----------
MUNICIPAL BONDS - 0.14%

   New Jersey Economic Development
     Authority Special Facility Revenue
     Continental Airlines Project
     6.25% 9/15/29                                        300,000      220,026
                                                                   -----------

TOTAL MUNICIPAL BONDS (cost $254,498)                                  220,026
                                                                   -----------
                                                        Number of
                                                          Shares

WARRANTS - 0.00%
+++Solutia 144A                                               650            7
                                                                   -----------

TOTAL WARRANTS (cost $55,294)                                                7
                                                                   -----------
                                                       Principal
                                                         Amount

U.S. TREASURY OBLIGATIONS - 6.27%

 *[Solid Box]U.S. Treasury Bills 0.90% 7/22/04         $9,665,000    9,652,616
                                                                   -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (cost $9,652,616)                                                  9,652,616
                                                                   -----------
TOTAL MARKET VALUE OF SECURITIES BEFORE
  SECURITIES LENDING COLLATERAL - 136.48%
  (cost $190,057,234)                                              210,075,892
                                                                   -----------
SECURITIES LENDING COLLATERAL - 12.93%

   Abbey National
     1.10% 6/07/04                                        368,277      368,269
     1.190% 10/15/04                                      340,467      349,048
   ABN AMRO Bank Chicago 1.07% 6/07/04                    514,765      514,765
   ABN AMRO Bank Tokyo 1.10% 7/20/04                      367,702      367,699
   Barclays 1.10% 8/19/04                                 559,003      558,930
   Bayerische Landesbank 1.154% 8/30/04                   294,092      294,112
   CDC IXIS 1.485% 11/12/04                               588,244      588,318
   Citibank 1.06% 7/06/04                                 588,317      588,318
   Citigroup Global Markets 1.04% 6/01/04               6,029,849    6,029,849
   Credit Suisse First Boston 1.60% 12/13/04              588,165      588,318
   Deutsche Bank Financial 1.33% 2/22/05                  147,054      147,191
   Fortis Bank 1.10% 7/26/04                              740,438      740,623
   General Electric Capital
     1.103% 10/25/04                                      250,143      250,424
     1.118% 2/3/05                                        220,624      220,928
     1.132% 10/04/04                                      220,649      220,831
   Goldman Sachs Group
     1.14% 7/20/04                                        588,290      588,318
     1.245% 12/08/04                                      345,637      345,637
   ING Bank Geneva 1.10% 9/30/04                          588,716      588,318
   ING Bank Singapore 1.06% 6/03/04                       294,158      294,159

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
 OF NET ASSETS (CONTINUED)


                                                        Principal      Market
                                                          Amount       Value

SECURITIES LENDING COLLATERAL (continued)

   Marsh & McLennan 1.291% 6/15/04                       $376,631   $  377,422
   Merrill Lynch Mortgage Capital
     1.163% 7/12/04                                       588,318      588,318
   Morgan Stanley Dean Witter
     1.22% 6/28/05                                        147,079      147,079
   Rabobank 1.065% 3/02/05                                735,388      735,212
   Royal Bank of Scotland
     1.06% 7/02/04                                        735,632      735,627
   Societe Generale New York
     1.148% 12/08/04                                      588,207      588,207
   Societe Generale Singapore
     1.06% 6/03/04                                        294,158      294,159
   Svenska Stockholm 1.10% 8/09/04                        735,476      735,397
   Union Bank of Switzerland 1.13% 12/20/04               737,094      735,398
   Wachovia Bank NA 1.127% 11/15/04                       588,332      588,571
   Wells Fargo Bank 1.04% 6/30/04                         735,396      735,398
                                                                  ------------
TOTAL SECURITIES LENDING COLLATERAL
   (cost $19,904,843)                                               19,904,843
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIES - 149.41%
   (cost $209,962,077)                                             229,980,735**
OBLIGATION TO RETURN SECURITIES
   LENDING COLLATERAL - (12.93%)                                   (19,904,843)
COMMERCIAL PAPER PAYABLE
   (PAR $55,000,000) - (35.65%)                                    (54,883,034)
LIABILITIES NET OF RECEIVABLES AND
   OTHER ASSETS - (0.83%)                                           (1,272,974)
                                                                  ------------
NET ASSETS APPLICABLE TO 12,876,300 SHARES
   OUTSTANDING; EQUIVALENT TO $11.95
   PER SHARE - 100.00%                                            $153,919,884
                                                                  ============

COMPONENTS OF NET ASSETS AT MAY 31, 2004(a):
Common stock, $0.01 par value, 500,000,000
  shares authorized to the Fund                                  $170,660,039
Treasury stock, 1,430,700 shares at cost                          (17,411,619)
Accumulated net realized loss on investments                      (19,347,194)
Net unrealized appreciation of investments                         20,018,658
                                                                 ------------
Total net assets                                                 $153,919,884
                                                                 ============

  *Fully or partially on loan.

 **Includes $28,232,652 of securities loaned.

  +Security exempt from registration under Rule 144A of the Securities Act of 1933. See Note 8 in "Notes to Financial Statements."

 ++Non-income producing security for the period ended May 31, 2004.

+++See Note 7 in "Notes to Financial Statements."

  [Check Mark]Non-income producing security. Security is currently in default.

  #Step coupon bond.

  [Solid Box]U.S. Treasury bills are traded on a discount basis; the interest rate shown is the effective yield at the time of purchase by the Fund.

  ^Variable Rate Notes - the interest rate shown is the rate as of May 31, 2004.

(a) See Note 4 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
PIK - Pay-in-kind

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  OF OPERATIONS              Six Months Ended May 31, 2004 (Unaudited)



INVESTMENT INCOME:
  Dividends                                                                     $2,100,303
  Interest                                                                       2,740,350
  Securities lending income                                                         15,892         $4,856,545
                                                                                ----------         ----------

EXPENSES:
  Management fees                                                                  584,553
  Commercial paper fees                                                             68,719
  Accounting and administration expenses                                            53,141
  Legal and professional fees                                                       28,042
  Reports to shareholders                                                           25,700
  Transfer agent fees                                                               24,234
  Taxes (other than taxes on income)                                                 7,640
  NYSE fees                                                                          7,443
  Directors' fees                                                                    6,520
  Custodian fees                                                                     3,960
  Other                                                                              7,821
                                                                                ----------
  Total operating expenses (before interest expense)                                                  817,773
  Interest expense                                                                                    320,521
                                                                                                   ----------
  Total operating expenses (after interest expense)                                                 1,138,294
  Less expenses paid indirectly                                                                        (1,266)
  Total expenses                                                                                    1,137,028
                                                                                                   ----------
NET INVESTMENT INCOME                                                                               3,719,517
                                                                                                   ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
  Net realized gain (loss) on:
    Investments                                                                                     4,806,615
    Foreign currencies                                                                                 (2,299)
                                                                                                   ----------
  Net realized gain                                                                                 4,804,316
  Net change in unrealized appreciation/depreciation of investments                                   982,141
                                                                                                   ----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCIES                              5,786,457
                                                                                                   ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                               $9,505,974
                                                                                                   ==========


See accompanying notes

STATEMENTS                   DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
   OF CHANGES IN NET ASSETS



                                                                                            Six Months       Year
                                                                                              Ended          Ended
                                                                                              5/31/04       11/30/03
                                                                                            (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                                                    $ 3,719,517    $  9,156,076
  Net realized gain (loss) on investments and foreign currencies                             4,804,316      (1,708,967)
  Net change in unrealized appreciation/depreciation of investments                            982,141      27,267,999
                                                                                          ------------    ------------
  Net increase in net assets resulting from operations                                       9,505,974      34,715,108
                                                                                          ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM(1):
  Net investment income                                                                     (3,979,884)     (9,189,360)
  Return of capital                                                                         (2,201,123)     (5,490,473)
                                                                                          ------------    ------------
                                                                                            (6,181,007)    (14,679,833)
                                                                                          ------------    ------------
NET INCREASE IN NET ASSETS                                                                   3,324,967      20,035,275

NET ASSETS:
  Beginning of period                                                                      150,594,917     130,559,642
                                                                                          ------------    ------------
  End of period (there is no undistributed net investment income at each period end)      $153,919,884    $150,594,917
                                                                                          ============    ============

(1) See Note 4 in "Notes to Financial Statements."

                             See accompanying notes

STATEMENT                    DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
   OF CASH FLOWS             Six Months Ended May 31, 2004 (Unaudited)




NET CASH PROVIDED BY OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                           $  9,505,974
                                                                               ------------

  Adjustments to reconcile net increase in net assets from operations to cash provided by operating activities:
    Amortization of premium and discount on investments                            (150,711)
    Net proceeds from investment transactions                                     1,870,397
    Net realized gain from investment transactions                               (4,806,615)
    Net realized loss on foreign currencies                                           2,299
    Change in net unrealized appreciation/depreciation of investments              (982,141)
    Decrease in receivable for investments sold                                      66,738
    Decrease in interest and dividends receivable                                   314,439
    Decrease in distribution payable                                             (1,030,173)
    Increase in payable for investments purchased                                   374,386
    Increase in interest payable                                                      6,882
    Increase in accrued expenses and other liabilities                               76,834
                                                                               ------------
Total adjustments                                                                (4,257,665)
                                                                               ------------
Net cash provided by operating activities                                         5,248,309
                                                                               ------------

CASH FLOWS USED FOR FINANCING ACTIVITIES:
  Cash provided by issuance of commercial paper                                 137,664,372
  Cash used to liquidate commercial paper                                      (137,686,361)
  Cash dividends and distributions paid                                          (6,181,007)
                                                                               ------------
Net cash used for financing activities                                           (6,202,996)
                                                                               ------------
Effect of exchange rates on cash                                                     (2,299)
                                                                               ------------
Net decrease in cash                                                               (956,986)
Cash (overdraft) at beginning of period                                             (63,582)
Cash (overdraft) at end of period                                              $ (1,020,568)
                                                                               ============

Cash paid for interest                                                         $    314,639
                                                                               ============


See accompanying notes

FINANCIAL
   HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                --------------------------------------------------------------------
                                                                      Delaware Investments Dividend and Income Fund, Inc.
                                                                --------------------------------------------------------------------
                                                                Six Months
                                                                  Ended                          Year Ended
                                                                5/31/04(1) 11/30/03  11/30/02(4)  11/30/01     11/30/00    11/30/99
                                                                (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD                             $11.700   $10.140     $11.630     $11.590      $13.000     $16.230

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(5)                                           0.289     0.711       0.635       0.617        0.803       0.939
Net realized and unrealized gain (loss) on
  investments and foreign currencies                               0.441     1.989      (0.650)      0.923       (0.713)     (1.914)
                                                                 -------   -------     -------     -------      -------     -------
Total from investment operations                                   0.730     2.700      (0.015)      1.540        0.090      (0.975)
                                                                 -------   -------     -------     -------      -------     -------

LESS DIVIDENDS AND DISTRIBUTIONS FROM(6):
Net investment income                                             (0.309)   (0.714)     (0.660)     (0.617)      (0.803)     (0.939)
Net realized gain on investments                                      --        --          --      (0.080)      (0.560)     (1.316)
Return of capital                                                 (0.171)   (0.426)     (0.815)     (0.803)      (0.137)         --
                                                                 -------   -------     -------     -------      -------     -------
Total dividends and distributions                                 (0.480)   (1.140)     (1.475)     (1.500)      (1.500)     (2.255)
                                                                 -------   -------     -------     -------      -------     -------

NET ASSET VALUE, END OF PERIOD                                   $11.950   $11.700     $10.140     $11.630      $11.590     $13.000
                                                                 =======   =======     =======     =======      =======     =======

MARKET VALUE, END OF PERIOD                                      $11.080   $11.840     $10.020     $13.850      $11.875     $11.250
                                                                 =======   =======     =======     =======      =======     =======

TOTAL RETURN BASED ON:(2)
Market value                                                      (2.58%)   30.20%     (18.98%)     30.20%       19.78%     (26.53%)
Net asset value                                                    6.33%    27.13%      (2.36%)     12.02%        1.17%      (7.80%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                         $153,920  $150,595    $130,560    $149,718     $149,292    $185,985
Ratio of expenses to average net assets                            1.44%     1.63%       1.86%       2.77%        3.02%       2.34%
Ratio of expenses to adjusted
  average net assets (before interest expense)(3)                  0.77%     0.79%       0.80%       0.83%        0.71%       0.77%
Ratio of interest expense to adjusted average net assets(3)        0.30%     0.37%       0.54%       1.22%        1.58%       1.08%
Ratio of net investment income to average net assets               4.72%     6.70%       5.69%       5.07%        6.45%       6.34%
Ratio of net investment income to adjusted average net assets(3)   3.50%     4.78%       4.12%       3.75%        4.88%       5.03%
Portfolio turnover                                                  101%      175%        107%         61%          47%         55%

LEVERAGE ANALYSIS:
Debt outstanding (at par) at end of period (000 omitted)         $55,000   $55,000     $55,000     $55,000      $55,000     $55,000
Average daily balance of debt outstanding (000 omitted)          $54,901   $54,882     $54,857     $54,724      $54,463     $54,567
Average daily balance of shares outstanding (000 omitted)         12,876    12,876      12,876      12,876       13,744      14,307
Average debt per share                                            $4.264    $4.262      $4.260      $4.250       $3.963      $3.814
Asset coverage per $1,000 of debt outstanding at end of period    $3,805    $3,743      $3,379      $3,730       $3,738      $4,401

(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2) Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purpose of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.

(3) Adjusted average net assets excludes debt outstanding.

(4) As required, effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premium and discounts on debt securities. The effect of this change for the year ended November 30, 2002 was a decrease in net investment income per share of $0.025, an increase in net realized and unrealized gain (loss) per share of $0.025, a decrease in the ratio of net investment income to average net assets of 0.22%, and a decrease in the ratio of net investment income to adjusted net assets of 0.16%. Per share data and ratios for the periods prior to December 1, 2001 have not been restated to reflect this change in accounting.

(5) The average shares outstanding method has been applied for per share information.

(6) See Note 4 in "Notes to Financial Statements."

See accompanying notes

NOTES                        DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  TO FINANCIAL STATEMENTS    May 31, 2004 (Unaudited)

Delaware Investments Dividend and Income Fund, Inc. (the "Fund") is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund's shares trade on the New York Stock Exchange under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.


Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Distributions -- The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Borrowings -- The Fund issues short-term commercial paper at a discount from par. The discount is amortized as interest expense over the life of the commercial paper using the straight-line method (See Note 6).

Use of Estimates -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

Through March 31, 2004 certain expenses of the Fund were paid through commission arrangements with brokers. The amount of these expenses was approximately $1,266 for the six months ended May 31, 2004. The expense paid under the above arrangement is included in "other" on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND
   OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee of 0.55%, which is calculated daily based on the adjusted average weekly net assets.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide accounting and administration services. The Fund pays DSC a monthly fee computed at the annual rate of 0.05% of the Fund's adjusted average weekly net assets, subject to an annual minimum of $85,000.

For purposes of the calculation of investment management fees and administration fees, adjusted average weekly net assets does not include the commercial paper liability.

At May 31, 2004, the Fund had liabilities payable to affiliates as follows:

   Investment management fee payable to DMC                    $93,938
   Accounting and administration fees
     and other expenses payable to DSC                          47,795
   Other expense payable to DMC and affiliates*                  6,461

*DMC, as part of its administration services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, stock exchange fees, custodian fees and directors fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including in house legal services provided to the Fund by DMC employees. For the six months ended May 31, 2004, the Fund had costs of $5,104.

Certain officers of DMC and DSC are officers and/or directors the Fund. These officers and directors are paid no compensation by the Fund.

3. INVESTMENTS
For the six months ended May 31, 2004, the Fund made purchases of $103,477,139 and sales of $109,420,798 of investment securities other than U.S. government securities and short-term investments.

At May 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2004, the cost of investments was $190,038,925. At May 31, 2004, the net unrealized appreciation was $20,036,967, of which $27,634,358 related to unrealized appreciation of investments and $7,597,391 related to unrealized depreciation of investments.

NOTES                        DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.
  TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. The tax character of dividends and distributions paid during the six months ended May 31, 2004 and year ended November 30, 2003 were as follows:
                                                   Six Months         Year
                                                     Ended            Ended
                                                    5/31/04*        11/30/03
                                                 -------------    -----------
Ordinary income                                   $3,979,884       $9,189,360
Return of capital                                  2,201,123        5,490,473
                                                  ----------      -----------
Total                                             $6,181,007      $14,679,833
                                                  ==========      ===========

*Tax information for the six months ended May 31, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets for federal income tax purposes are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2004, the estimated components of net assets on a tax basis were as follows:

   Shares of beneficial interest                        $153,248,420
   Capital loss carryforwards                            (19,365,503)
   Unrealized appreciation of investments                 20,036,967
                                                        ------------
   Net assets                                           $153,919,884
                                                        ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended May 31, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of gain
(loss) on foreign currency transactions and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications.

   Undistributed net investment income                    $2,463,789
   Accumulated realized gain (loss)                         (262,667)
   Paid in capital                                        (2,201,122)

At November 30, 2003, for federal income tax purposes, the Fund had capital loss carryforwards of $24,106,870 which may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:
$6,557,294 expires in 2009, $15,759,675 expires in 2010 and $1,789,901 expires in 2011.

For the six months ended May 31, 2004, the Fund had capital gains of $4,741,367, which may be offset by the capital loss carryforwards.

5. CAPITAL STOCK
The Fund did not have any transactions in common shares during the six months ended May 31, 2004.

Shares issuable under the Fund's dividend reinvestment plan are purchased by the Fund's transfer agent, Mellon Investor Services, LLC, in the open market.

6. COMMERCIAL PAPER
As of May 31, 2004, $55,000,000 (par value) of commercial paper was outstanding with an amortized cost of $54,883,034. The weighted average discount rate of commercial paper outstanding at May 31, 2004, was 1.16%. The average daily balance of commercial paper outstanding during the six months ended May 31, 2004, was $54,901,101 at a weighted discount rate of 1.16%. The maximum amount of commercial paper outstanding at any time during the six months was $55,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with J.P. Morgan Chase for $30,000,000 with a scheduled termination date of January 6, 2005. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.15% per annum on the unused balance. For the six months ended May 31, 2004, the Fund was charged a commitment fee of $22,875, which is included in "commercial paper fees" on the Statement of Operations. During the six months ended May 31, 2004, there were no borrowings under this arrangement.

7. SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Funds records security lending income net of such allocation.

At May 31, 2004, the market value of securities on loan was $28,232,652 for which the Fund received securities collateral, comprised of U.S. government obligations valued at $8,834,651 and cash collateral of $19,904,843. Investments purchased with the cash collateral are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

NOTES
  TO FINANCIAL STATEMENTS (CONTINUED)

   DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.


8. CREDIT AND MARKET RISKS
The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the six months ended May 31, 2004. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

9. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Delaware                                      [Graphic Omitted]
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Delaware Investments Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its Common Stock on the open market at market prices.

BOARD OF DIRECTORS                              AFFILIATED OFFICERS                           CONTACT INFORMATION

JUDE T. DRISCOLL                                JOSEPH H. HASTINGS                            INVESTMENT MANAGER
Chairman                                        Executive Vice President and                  Delaware Management Company
Delaware Investments Family of Funds            Chief Financial Officer                       Philadelphia, PA
Philadelphia, PA                                Delaware Investments Family of Funds
                                                Philadelphia, PA                              INTERNATIONAL AFFILIATE
WALTER P. BABICH                                                                              Delaware International Advisers Ltd.
Board Chairman                                  RICHELLE S. MAESTRO                           London, England
Citadel Construction Corporation                Executive Vice President,
King of Prussia, PA                             Chief Legal Officer and Secretary             PRINCIPAL OFFICE OF THE FUND
                                                Delaware Investments Family of Funds          2005 Market Street
JOHN H. DURHAM                                  Philadelphia, PA                              Philadelphia, PA 19103
Private Investor
Gwynedd Valley, PA                              MICHAEL P. BISHOF                             INDEPENDENT AUDITORS
                                                Senior Vice President and Treasurer           Ernst & Young LLP
JOHN A. FRY                                     Delaware Investments Family of Funds          2001 Market Street
President                                       Philadelphia, PA                              Philadelphia, PA 19103
Franklin & Marshall College
Lancaster, PA                                                                                 REGISTRANT AND STOCK TRANSFER AGENT
                                                                                              Mellon Investor Services, LLC
ANTHONY D. KNERR                                                                              Overpeck Centre
Managing Director                                                                             85 Challenger Road
Anthony Knerr & Associates                                                                    Ridgefield, NJ 07660
New York, NY                                                                                  800 851-9677

ANN R. LEVEN+                                                                                 FOR SECURITIES DEALERS AND FINANCIAL
Former Treasurer/Chief Fiscal Officer                                                         INSTITUTIONS REPRESENTATIVES ONLY
National Gallery of Art                                                                       800 362-7500
Washington, DC
                                                                                              WEB SITE
THOMAS F. MADISON+                                                                            www.delawareinvestments.com
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS+
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

--------------------------------------------------------------------------------
YOUR REINVESTMENT OPTIONS
Delaware Investments Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Mellon Investor Services, LLC at 800 851-9677. You will be asked to put your request in writing. If you have shares registered in "street" name, contact the broker/dealer holding the shares or your financial advisor.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------

+Audit Committee Member
(8781)                                                       Printed in the USA
 SA-DDF [5/04] IVES 7/04                                                  J9722

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4.  Principal Accountant Fees and Services

         Not applicable.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Required only for periods ending on or after June 15, 2004.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10. Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Delaware Investments Dividend & Income Fund, Inc.

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  8/5/04

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

JUDE T. DRISCOLL
------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date:  8/5/04


JOSEPH H. HASTINGS
------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date:  8/5/04